[Letterhead]

January 29, 2010

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

      Re:
      S&W Seed Company
      Registration Statement on Form S-1

Ladies and Gentlemen:

        On behalf of our client, S&W Seed Company, a Delaware corporation (the "Company") we file with you herewith pursuant to the Securities Act of 1933, as amended (the "Act"), a registration statement on Form S-1 (the "Registration Statement"), including exhibits, with respect to the proposed public offering of 1,360,000 Units, each Unit consisting of two shares of Common Stock, one Class A Warrant and one Class B Warrant, to be offered by the Company in its initial public offering. Pursuant to the rules and regulations of the Securities and Exchange Commission, the Company has deposited by wire transfer at U.S. Bank the sum of $3,877.77 in payment of the registration fee.

        The Staff is requested to address any correspondence, comment or inquiry to the undersigned, at the address or telephone number set forth on the cover of the Registration Statement, with copies of any such written comment or inquiry being directed to counsel for the Representative of the Underwriters, at the address set forth on the cover of the Registration Statement.

        If you encounter any problems in the transmission of the filing, please contact the Company's filing agent, Merrill Corporation. Thank you for your anticipated assistance.

Very truly yours,
/s/ DEBRA K. WEINER Debra K. Weiner

Enclosures

cc:
Mark S. Grewal
Mark M. McCormick
Mark A. von Bergen, Esq.
Lorraine Maxfield